Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
19.	SHARE-BASED COMPENSATION

On July 15, 2007, the Group adopted the 2007 Share Incentive Plan, which allows the Group to grant its employees, directors and consultants options or nonvested shares up to a maximum of 14,400,000 ordinary shares of the Company.

On December 14, 2009, the board of the directors and shareholders of the Company approved that the shares under the 2007 Share Incentive Plan were amended to increase by 11,652,000 shares to 26,052,000 shares.

On June 3, 2010, the number of shares that granted under the 2007 Share Incentive Plan was expanded by 5,935,000 ordinary shares, resulting in the total number of shares available for grant under this plan up to 31,987,000 shares.

On December 16, 2011, the shareholders of the Company approved that the maximum aggregate number of shares which may be issued under the 2007 Share Incentive Plan was expanded by 10,000,000 shares to 41,987,000 shares.

Stock options

On April 15, 2009, the Company granted a total of 7,732,000 share options to employees at an exercise price of $0.3 per share. And on December 24, 2009, the Company granted a total of 7,482,000 shares options at an exercise price of $0.5 per share.

The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on date of grant or (2) first 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date.

On March 31, 2010 (the "modification date"), the Company modified the terms of 14,736,800 stock options, which were granted to 233 employees and originally had the vesting schedule of 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date, as follows.

1,252,000 share options were canceled for the same number of nonvested shares, which vested immediately on the modification date. This modification resulted in a total incremental share-based compensation of $518 which, as well as the unrecognized compensation expenses related to the original share options, was recognized on the modification date.

3,670,000 share options were modified to vest immediately on the modification date. 4,179,000 shares options were modified to vest with 50% immediately on the modification date, 4.11% on each of the sequential 12 quarterly anniversaries from the modification date and 0.68% as of April 15, 2013. 2,598,800 shares options were modified to vest with 25% immediately on the modification date, 6.17% on each of the sequential 12 quarterly anniversaries from the modification date and 0.96% as of April 15, 2013. 2,565,000 shares options were modified to vest with 50% immediately on the modification date, 3.35% on each of the sequential 14 quarterly anniversaries from the modification date and 3.10% as of December 24, 2013. 472,000 shares options were modified to vest with 25% immediately on the modification date, 5.02% on each of the sequential 14 quarterly anniversaries from the modification date and 4.72% as of December 24, 2013. The accelerated vesting of these share options did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses related to the original share options as of the modification date are recognized over the modified vesting periods using the graded vesting attribution method.

In addition, 150,000 options of one employee were canceled, which resulted in the unrecognized compensation expenses related to these share options being recognized immediately.

On April 30, 2010, the Company granted a total of 1,044,000 share options to employees at an exercise price of $0.5 or $1.0 per share. The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on the date of grant or (2) first 1/4 on the date of grant and 3/64 on each of the 16 quarterly anniversaries from the date of grant.

The options lapse on the earlier of (1) seven years from the date it is granted; (2) three months after the grantee's termination of employment as an employee; and (3) one year after the date of the grantee's termination of employment or service on account of disability or death.

	Options granted	Weighted average exercise price per option	Fair value per ordinary share at the grant dates	Weighted average intrinsic value per option at the grant dates
April 15, 2009	7,732,000	0.30	0.45	0.15
December 24, 2009	7,482,000	0.50	0.71	0.21
April 30, 2010	400,000	0.50	2.50	2.00
April 30, 2010	644,000	1.0	2.50	1.50

Total	16,258,000

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2011	14,188,150	0.42
Forfeited/cancelled	(324,711)	0.56
Exercised	(2,806,032)	0.45

Outstanding at December 31, 2011	11,057,407	0.41

The following table summarizes the information regarding the share options as of December 31, 2011:

	As of December, 31, 2011
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011
Outstanding	11,057,407	4.63	0.41	23,203
Exercisable	8,349,876	4.62	0.40	17,588
Vested and expected to vest	10,976,181	4.63	0.41	23,035

Total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $nil, $1,314 and $9,558.

The weighted-average grant date fair value of options granted for the years ended December 31, 2009 and 2010 was $0.34 and $1.85, respectively. No option granted in the year ended December 31 2011.

The fair value of each option granted was estimated on the date of grant using the binomial lattice option pricing model with the following assumptions used for grants during the applicable periods.

	2009	2010
Risk-free interest rate of return	2.772% to 3.572%	3.419%
Volatility	51.3% to 57.2%	40.2% to 50.7%
Dividend yield	0.00%	0.00%
Exercise multiple	2.0	2.0

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual life of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)	Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)	Fair value of underlying ordinary shares

The fair value of the ordinary shares on the grant dates, before the IPO of the Company, was estimated by the Company, with assistance from American Appraisal China Limited, or American Appraisal, an independent third-party appraiser. After the IPO, the closing market price of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $911, $4,333 and $753 for options granted to employees in the statements of operations for the years ended December 31, 2009, 2010 and 2011 respectively.

There was $485 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.1 years according to the graded vesting schedule.

Nonvested shares

Performance based

On May 13, 2008, the Company granted 800,000 nonvested ordinary shares to four employees under the 2007 Share Incentive Plan. The fair value of the nonvested shares at the date of grant was $0.41 and the shares vested immediately upon the completion of the IPO in July 2010, the compensation costs in relation to theses nonvested shares amounting to $328 was recorded as of the completion of IPO.

Non-performance based

On April 15, 2009 and December 24, 2009 the Company granted 5,868,000 and 2,840,000 nonvested ordinary shares to employees respectively. The nonvested shares vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately at date of grant, or (2) 50% immediately at date of grant and 1/4 on each of the anniversaries since the date of grant or (3) 25% immediately at date of grant and 1/4 on each of the anniversaries since the date of grant.

On March 31, 2010, as a modification to certain share options, the Company granted 1,252,000 nonvested shares to related employees, which vest immediately on the modification date.

In addition, on March 31, 2010, 2,799,000 nonvested shares granted to three employees, which originally had a vesting period of two or three years from the date of grant, were modified to vest immediately on the modification date. The accelerated vesting of these nonvested shares did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification equaled to the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses related to the original nonvested shares as of the modification date were recognized on the modification date.

On June 30, 2010 and June 15, 2011, the Company granted another 140,000 and 120,000 nonvested ordinary shares to the independent directors of the Company respectively, which vest 25% on each anniversary from the grant date over a four-year period.

On February 9, 2011, the Company granted 168,000 nonvested shares to employees, which vest 48,000 shares on first anniversary from grant date and 40,000 shares on each of the following three anniversaries.

On February 23, 2011 and May 18, 2011, the Company granted 164,000 and 670,000 nonvested shares to employees respectively, which vest 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date.

On April 27, 2011, the Company granted a total of 714,587 nonvested shares to key employees in connection with the acquisitions of PDAger and Etag. The nonvested shares vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 1/2 vested on the second anniversary of the grant date and 1/2 vested on the third anniversary of the grant date or (2) 1/5 vested on the first anniversary of the grant date and 2/5 vested on the second and third anniversary of the grant date or (3) 1/3 on each of the anniversary from the grant date.

On September 30, 2011, the Company granted 1,397,200 nonvested shares to employees, which vest (1) first 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date or (2) over three years period with 15% vested quarterly in the first year after the grant date and 10% vested half of a year in the remaining two years.

The fair value of the nonvested shares at the date of grant was, before the IPO of the Company, estimated considering a number of factors and taking into account standard valuation methods. After the IPO, the closing market price of the Company as of the grant date was used as the fair value of the nonvested shares on that date.

A summary of the non-performance based nonvested shares activity is as follows:

	Nonvested ordinary shares granted	Fair value per nonvested share at the grant dates
April 15, 2009	5,868,000	0.45
December 24, 2009	2,840,000	0.71
March 31, 2010	1,252,000	1.97
June 30, 2010	140,000	3.13
February 9, 2011	168,000	4.01
Feb 23, 2011	164,000	3.81
April 27, 2011	714,587	4.71
May 18, 2011	670,000	4.34
June 15, 2011	120,000	3.86
September 30, 2011	1,397,200	3.41

Total	13,333,787

	Number of nonvested shares	Weighted average grant date fair value
Outstanding at January 1, 2011	140,000	3.13
Granted	3,233,787	3.96
Vested (1)	(185,000)	3.35
Forfeited	(104,000)	4.30

Outstanding at December 31, 2011	3,084,787	3.94

(1)	150,000 shares that vested on December 31, 2011 were not included in outstanding shares as the registration of the shares were not completed until February 2012, but were included in computation of basic net income per share.

The total fair value of non-performance based nonvested shares vested during the year ended December 31, 2011 as of the date of vesting was $506.

The Group recorded compensation expenses of $3,921, $1,796 and $4,608 for the year ended December 31, 2009, 2010 and 2011, respectively based on the fair value of non-performance based nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method.

There was $8,242 of total unrecognized compensation expense related to non-performance based nonvested shares granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 3.0 years according to the graded vesting schedule.